Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents.
Cash and Cash Equivalents

5. Cash and Cash Equivalents

At June 30, 2022, the Company’s cash and cash equivalents were € 156,402,000 as compared to € 187,524,000 at December 31, 2021. The cash balances are held at banks with investment grade credit ratings. The cash at banks is at full disposal of the Company.